REVENUE - Schedule of Revenue from Contracts with Customers Disaggregated by Geography (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 407,644	$ 0	$ 0	$ 152,127
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,780	0	0	24,300
Asia [Member]
Disaggregation of Revenue [Line Items]
Revenue			0	9,112
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 398,864	$ 0	$ 0	$ 118,715